Investments (Details Textuals) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Investments [Abstract]
Proceeds from sales and maturities of debt securities	$ 10.1	$ 0.4
Net gains on sales and maturities	0.1	0.1
Purchases of debt securities	$ 7.3	$ 2.0